CASH DIVIDEND	12 Months Ended
Dec. 31, 2025
CASH DIVIDEND
CASH DIVIDEND

15.CASH DIVIDEND

On November 29, 2023, the Group approved and declared a cash dividend of US$0.093 per ordinary share, or US$0.93 per ADS, on its outstanding shares as of the close of trading on January 10, 2024. Such dividend of RMB2,091 was fully paid in 2024.

On July 23, 2024, the Group approved and declared a cash dividend of US$0.063 per ordinary share, or US$0.63 per ADS, on its outstanding shares as of the close of trading on August 14, 2024. Such dividend of RMB1,389 was mostly paid in 2024.

On March 20, 2025, the Group approved and declared a cash dividend of US$0.097 per ordinary share, or US$0.97 per ADS, on its outstanding shares as of the close of trading on April 9, 2025. Such dividend of RMB2,136 was fully paid in 2025.

On August 20, 2025, the Group approved and declared a cash dividend of US$0.081 per ordinary share, or US$0.81 per ADS, on its outstanding shares as of the close of trading on September 9, 2025. Such dividend of RMB1,771 was mostly paid in 2025.

On March 18, 2026, the Group approved and declared a cash dividend of US$0.13 per ordinary share, or US$1.30 per ADS, on its outstanding shares as of the close of trading on May 4, 2026. Such dividend of approximately US$400 million is expected to be paid in the second quarter of 2026.